Schedule of investments
Delaware Corporate Bond Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.28%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$ 3,512,425
Total Convertible Bond (cost $3,551,335)		3,512,425

Corporate Bonds — 97.70%
Banking — 24.65%
Banco Santander 5.538% 3/14/30 μ	3,600,000	3,529,823
Bank of America
2.482% 9/21/36 μ	5,770,000	4,511,656
5.819% 9/15/29 μ	16,090,000	16,190,073
6.204% 11/10/28 μ	6,820,000	6,964,651

Bank of Montreal 7.70% 5/26/84 μ	5,150,000	5,153,814
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	10,250,000	10,039,598
Barclays
6.224% 5/9/34 μ	5,978,000	5,996,488
9.625% 12/15/29 μ, ψ	6,980,000	7,312,450

BPCE 144A 5.716% 1/18/30 #, μ	4,200,000	4,154,493
Citibank
5.438% 4/30/26	3,135,000	3,131,091
5.57% 4/30/34	8,900,000	8,871,856

Citizens Bank 6.064% 10/24/25 μ	3,760,000	3,742,807
Credit Agricole
144A 5.365% 3/11/34 #	4,850,000	4,707,620
144A 6.316% 10/3/29 #, μ	10,880,000	11,089,930
Deutsche Bank
6.72% 1/18/29 μ	3,746,000	3,821,494
6.819% 11/20/29 μ	4,903,000	5,040,592
7.146% 7/13/27 μ	4,120,000	4,207,020

Fifth Third Bancorp 5.631% 1/29/32 μ	5,580,000	5,424,699
Fifth Third Bank 5.852% 10/27/25 μ	3,305,000	3,300,058
Goldman Sachs Bank USA 5.283% 3/18/27 μ	9,775,000	9,714,241
Goldman Sachs Group
5.727% 4/25/30 μ	3,525,000	3,531,781
5.851% 4/25/35 μ	4,050,000	4,053,737
6.484% 10/24/29 μ	8,145,000	8,406,801
7.50% 5/10/29 μ, ψ	6,700,000	6,789,664
Huntington National Bank
4.552% 5/17/28 μ	6,891,000	6,638,068
5.699% 11/18/25 μ	3,690,000	3,668,640
JPMorgan Chase & Co.
1.764% 11/19/31 μ	6,415,000	5,076,440
NQ- NO [0424] 0624 (3637131)    1

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.571% 4/22/28 μ	9,660,000	$ 9,654,409
5.766% 4/22/35 μ	8,170,000	8,178,871
6.254% 10/23/34 μ	8,497,000	8,803,210
KeyBank
4.15% 8/8/25	1,439,000	1,397,183
5.85% 11/15/27	3,703,000	3,636,999
KeyCorp
3.878% 5/23/25 μ	4,060,000	4,035,738
6.401% 3/6/35 μ	3,305,000	3,252,514
Morgan Stanley
2.484% 9/16/36 μ	4,309,000	3,325,086
5.652% 4/13/28 μ	1,910,000	1,912,235
5.831% 4/19/35 μ	11,921,000	11,920,652
6.407% 11/1/29 μ	7,610,000	7,849,029
6.627% 11/1/34 μ	6,485,000	6,845,672
PNC Financial Services Group
5.676% 1/22/35 μ	3,610,000	3,538,291
6.875% 10/20/34 μ	3,065,000	3,254,765

Popular 7.25% 3/13/28	7,805,000	7,835,073
Societe Generale 144A 7.132% 1/19/55 #, μ	4,675,000	4,466,915
State Street
4.993% 3/18/27	5,100,000	5,055,124
6.123% 11/21/34 μ	6,450,000	6,543,678
SVB Financial Group
1.80% 2/2/31 ‡	2,597,000	1,664,980
2.10% 5/15/28 ‡	995,000	642,495
4.00% 5/15/26 ‡, ψ	4,372,000	54,650
4.57% 4/29/33 ‡	2,833,000	1,834,186

Truist Bank 2.636% 9/17/29 μ	10,460,000	10,076,010
Truist Financial 4.95% 9/1/25 μ, ψ	10,180,000	9,917,761
UBS Group
144A 5.699% 2/8/35 #, μ	2,095,000	2,032,360
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,487,906
US Bancorp
2.491% 11/3/36 μ	5,730,000	4,370,003
6.787% 10/26/27 μ	2,720,000	2,790,084

Wells Fargo Bank 5.254% 12/11/26	5,180,000	5,156,146
		311,601,610
2    NQ- NO [0424] 0624 (3637131)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 2.35%
Freeport-McMoRan 5.45% 3/15/43	13,770,000	$ 12,635,662
LYB International Finance III
3.625% 4/1/51	14,095,000	9,490,560
5.50% 3/1/34	3,285,000	3,190,297

Sherwin-Williams 2.90% 3/15/52	7,185,000	4,381,938
		29,698,457
Brokerage — 1.81%
Jefferies Financial Group
2.625% 10/15/31	4,629,000	3,680,716
5.875% 7/21/28	1,470,000	1,464,665
6.05% 3/12/25	5,120,000	5,125,430
6.20% 4/14/34	10,680,000	10,562,962
6.50% 1/20/43	2,090,000	2,096,792
		22,930,565
Capital Goods — 7.01%
Amphenol
2.20% 9/15/31	4,125,000	3,335,638
5.05% 4/5/27	2,325,000	2,309,936
5.25% 4/5/34	1,785,000	1,762,759

Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,900,716
Ashtead Capital
144A 1.50% 8/12/26 #	8,495,000	7,699,478
144A 5.80% 4/15/34 #	3,550,000	3,456,687
144A 5.95% 10/15/33 #	3,125,000	3,078,862
BAE Systems
144A 5.125% 3/26/29 #	6,665,000	6,544,876
144A 5.30% 3/26/34 #	6,105,000	5,930,246
Boeing
2.196% 2/4/26	13,870,000	12,942,680
144A 6.528% 5/1/34 #	1,769,000	1,783,648
144A 6.858% 5/1/54 #	2,922,000	2,935,466
Howmet Aerospace
3.00% 1/15/29	4,730,000	4,200,169
5.95% 2/1/37	8,765,000	8,772,456

L3Harris Technologies 5.25% 6/1/31	4,940,000	4,815,787
Northrop Grumman 5.20% 6/1/54	6,700,000	6,159,380
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,143,939
RTX 4.80% 12/15/43	2,880,000	2,502,540
Sealed Air 144A 7.25% 2/15/31 #	1,359,000	1,385,199
NQ- NO [0424] 0624 (3637131)    3

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Waste Connections 2.95% 1/15/52	4,760,000	$ 2,989,072
		88,649,534
Communications — 9.26%
Altice France 144A 5.125% 1/15/29 #	3,720,000	2,434,186
American Tower
2.30% 9/15/31	12,525,000	9,955,938
5.20% 2/15/29	2,750,000	2,700,419
5.45% 2/15/34	2,620,000	2,546,533

AT&T 3.50% 9/15/53	16,360,000	10,793,893
CCO Holdings
144A 4.50% 6/1/33 #	945,000	711,456
144A 4.75% 2/1/32 #	3,870,000	3,047,101
144A 6.375% 9/1/29 #	2,005,000	1,839,340

Cellnex Finance 144A 3.875% 7/7/41 #	8,702,000	6,603,173
Charter Communications Operating
3.85% 4/1/61	11,195,000	6,260,282
3.90% 6/1/52	1,385,000	833,498

Comcast 3.90% 3/1/38	17,445,000	14,461,955
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	3,721,552
Discovery Communications 4.00% 9/15/55	3,655,000	2,294,277
Rogers Communications
5.00% 2/15/29	4,045,000	3,937,277
5.30% 2/15/34	7,220,000	6,924,397

Sprint Capital 6.875% 11/15/28	6,625,000	6,943,232
Sprint Spectrum 144A 4.738% 3/20/25 #	1,048,750	1,042,678
Time Warner Cable 7.30% 7/1/38	2,930,000	2,848,984
T-Mobile USA
3.30% 2/15/51	575,000	377,720
3.375% 4/15/29	7,045,000	6,400,333
5.50% 1/15/55	3,295,000	3,095,647
5.75% 1/15/34	4,060,000	4,090,815
Verizon Communications
2.875% 11/20/50	8,640,000	5,265,155
5.50% 2/23/54	2,475,000	2,352,144

VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,816,565
Warnermedia Holdings 6.412% 3/15/26	2,795,000	2,795,800
		117,094,350
4    NQ- NO [0424] 0624 (3637131)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 6.19%
Alimentation Couche-Tard
144A 5.267% 2/12/34 #	9,410,000	$ 9,083,444
144A 5.617% 2/12/54 #	905,000	866,012

Amazon.com 2.50% 6/3/50	11,335,000	6,720,843
Aptiv 3.10% 12/1/51	7,419,000	4,379,457
Ford Motor Credit
5.80% 3/5/27	4,875,000	4,843,722
6.798% 11/7/28	1,810,000	1,851,077
6.95% 3/6/26	2,435,000	2,468,753
6.95% 6/10/26	3,335,000	3,386,520
General Motors
5.40% 4/1/48	4,279,000	3,750,499
5.95% 4/1/49	1,426,000	1,341,768
6.25% 10/2/43	6,670,000	6,505,971
General Motors Financial
5.75% 2/8/31	1,950,000	1,927,289
5.95% 4/4/34	1,940,000	1,898,239

Hyundai Capital America 144A 5.30% 3/19/27 #	5,440,000	5,379,107
Toyota Motor Credit
5.10% 3/21/31	4,045,000	3,986,840
5.25% 9/11/28	9,790,000	9,799,209
VICI Properties
4.95% 2/15/30	7,065,000	6,705,322
5.75% 4/1/34	3,475,000	3,346,381
		78,240,453
Consumer Non-Cyclical — 9.81%
AbbVie
4.95% 3/15/31	6,345,000	6,226,133
5.35% 3/15/44	11,875,000	11,490,958
Amgen
5.15% 3/2/28	610,000	604,735
5.25% 3/2/30	2,895,000	2,870,199

Astrazeneca Finance 4.875% 3/3/28	5,740,000	5,673,623
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,601,483
Bunge Limited Finance 2.75% 5/14/31	6,130,000	5,143,058
Campbell Soup
5.20% 3/19/27	5,775,000	5,739,537
5.40% 3/21/34	5,560,000	5,426,136

Cardinal Health 5.125% 2/15/29	5,590,000	5,503,673
NQ- NO [0424] 0624 (3637131)    5

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Gilead Sciences
4.80% 4/1/44	4,565,000	$ 4,013,781
5.55% 10/15/53	5,670,000	5,507,181
HCA
3.50% 7/15/51	8,384,000	5,444,706
5.45% 4/1/31	3,210,000	3,144,018
6.00% 4/1/54	4,490,000	4,282,160

JBS USA Holding Lux 3.00% 2/2/29	4,090,000	3,560,773
Merck & Co. 2.75% 12/10/51	15,502,000	9,468,693
Nestle Capital 144A 4.875% 3/12/34 #	11,115,000	10,769,605
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,172,741
Roche Holdings 144A 4.909% 3/8/31 #	6,060,000	5,927,208
Royalty Pharma
1.20% 9/2/25	3,750,000	3,532,312
3.35% 9/2/51	15,728,000	9,638,891
3.55% 9/2/50	447,000	288,976
		124,030,580
Electric — 9.07%
American Electric Power 5.699% 8/15/25	3,235,000	3,226,566
Appalachian Power 4.50% 8/1/32	4,140,000	3,771,838
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,045,073
Black Hills 1.037% 8/23/24	1,850,000	1,821,953
CenterPoint Energy Houston Electric 5.20% 10/1/28	4,100,000	4,087,915
Commonwealth Edison 2.75% 9/1/51	9,525,000	5,582,478
Constellation Energy Generation
5.60% 3/1/28	1,150,000	1,151,293
5.75% 3/15/54	5,235,000	4,930,090

DTE Energy 5.10% 3/1/29	4,740,000	4,629,129
Duke Energy Indiana 5.40% 4/1/53	4,580,000	4,248,802
Edison International 8.125% 6/15/53 μ	3,852,000	3,938,330
Eversource Energy 5.45% 3/1/28	3,605,000	3,577,257
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,358,836
NextEra Energy Capital Holdings
3.00% 1/15/52	7,732,000	4,706,263
5.55% 3/15/54	5,152,000	4,816,746

Niagara Mohawk Power 144A 5.664% 1/17/54 #	2,035,000	1,917,197
Northern States Power 5.40% 3/15/54	6,975,000	6,621,223
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,627,898
4.50% 4/1/47	7,040,000	5,561,287
6    NQ- NO [0424] 0624 (3637131)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
5.25% 9/1/50	3,995,000	$ 3,507,580
144A 6.20% 12/1/53 #	1,195,000	1,190,591
Pacific Gas & Electric
3.50% 8/1/50	11,615,000	7,455,293
5.55% 5/15/29	2,705,000	2,675,947

PacifiCorp 2.90% 6/15/52	6,889,000	3,897,680
Public Service Co. of Oklahoma 3.15% 8/15/51	5,235,000	3,281,771
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,492,615
Vistra Operations 144A 6.95% 10/15/33 #	14,862,000	15,499,149
		114,620,800
Energy — 11.60%
BP Capital Markets 4.875% 3/22/30 μ, ψ	10,680,000	10,008,981
BP Capital Markets America 2.939% 6/4/51	4,970,000	3,115,808
Cheniere Energy Partners 4.50% 10/1/29	7,423,000	6,951,023
ConocoPhillips 5.55% 3/15/54	7,305,000	7,062,971
Diamondback Energy
3.125% 3/24/31	8,760,000	7,592,155
5.20% 4/18/27	2,220,000	2,204,324
5.40% 4/18/34	1,900,000	1,847,047
5.75% 4/18/54	6,960,000	6,649,031
6.25% 3/15/33	2,575,000	2,659,968
Enbridge
5.25% 4/5/27	7,080,000	7,026,787
5.75% 7/15/80 μ	8,341,000	7,651,788
5.95% 4/5/54	1,255,000	1,216,205
6.70% 11/15/53	1,550,000	1,658,586
Energy Transfer
5.95% 5/15/54	3,705,000	3,494,314
6.10% 12/1/28	2,415,000	2,463,302
6.25% 4/15/49	3,415,000	3,333,131
6.50% 11/15/26 μ, ψ	11,164,000	10,860,873
8.00% 5/15/54 μ	1,680,000	1,731,480

Enterprise Products Operating 3.30% 2/15/53	7,630,000	5,044,947
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,896,644	2,995,922
Kinder Morgan
5.00% 2/1/29	1,790,000	1,747,103
5.20% 6/1/33	10,435,000	9,947,209
Occidental Petroleum
6.125% 1/1/31	10,740,000	10,883,272
NQ- NO [0424] 0624 (3637131)    7

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.20% 3/15/40	1,608,000	$ 1,596,613
6.60% 3/15/46	965,000	994,270
Targa Resources Partners
4.00% 1/15/32	3,905,000	3,433,930
5.00% 1/15/28	13,331,000	12,903,004

TotalEnergies Capital 5.488% 4/5/54	8,270,000	8,052,702
Venture Global LNG 144A 8.375% 6/1/31 #	1,430,000	1,468,428
		146,595,174
Finance Companies — 2.60%
AerCap Ireland Capital DAC
3.00% 10/29/28	10,525,000	9,390,518
5.10% 1/19/29	2,205,000	2,151,466
Air Lease
4.125% 12/15/26 μ, ψ	5,546,000	4,808,690
4.625% 10/1/28	1,843,000	1,763,955
5.10% 3/1/29	1,333,000	1,296,343

Apollo Debt Solutions BDC 144A 6.90% 4/13/29 #	1,115,000	1,105,397
Aviation Capital Group
144A 1.95% 1/30/26 #	9,032,000	8,411,556
144A 1.95% 9/20/26 #	2,535,000	2,303,954
144A 6.375% 7/15/30 #	1,540,000	1,560,776
		32,792,655
Insurance — 5.27%
Aon 2.80% 5/15/30	4,950,000	4,265,675
Aon North America
5.125% 3/1/27	3,830,000	3,804,865
5.30% 3/1/31	7,560,000	7,441,387
Athene Global Funding
144A 1.985% 8/19/28 #	18,309,000	15,629,447
144A 2.50% 3/24/28 #	3,455,000	3,053,849
144A 2.717% 1/7/29 #	3,205,000	2,795,597
Athene Holding
3.45% 5/15/52	3,215,000	2,003,939
6.25% 4/1/54	2,505,000	2,436,823

Hartford Financial Services Group 2.90% 9/15/51	6,100,000	3,740,040
New York Life Global Funding 144A 5.45% 9/18/26 #	5,155,000	5,156,532
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,802,056
UnitedHealth Group
4.90% 4/15/31	4,645,000	4,521,111
8    NQ- NO [0424] 0624 (3637131)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
5.375% 4/15/54	8,380,000	$ 7,965,795
		66,617,116
Natural Gas — 1.46%
Engie
144A 5.25% 4/10/29 #	3,205,000	3,162,313
144A 5.875% 4/10/54 #	4,638,000	4,421,633

Sempra 4.875% 10/15/25 μ, ψ	6,363,000	6,206,493
Southern California Gas
4.30% 1/15/49	600,000	470,785
5.20% 6/1/33	4,295,000	4,180,897
		18,442,121
Real Estate Investment Trusts — 0.54%
Extra Space Storage
2.35% 3/15/32	5,465,000	4,266,129
2.55% 6/1/31	3,095,000	2,513,707
		6,779,836
Technology — 5.65%
Broadcom 144A 3.469% 4/15/34 #	6,212,000	5,148,922
CDW 3.276% 12/1/28	12,755,000	11,409,025
Cisco Systems 4.95% 2/26/31	6,570,000	6,465,206
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	5,824,568
Entegris
144A 4.75% 4/15/29 #	4,410,000	4,163,514
144A 5.95% 6/15/30 #	3,680,000	3,586,854

Equinix 2.625% 11/18/24	5,715,000	5,613,955
Marvell Technology 1.65% 4/15/26	5,585,000	5,175,840
Microchip Technology 0.983% 9/1/24	4,476,000	4,405,291
Oracle
3.60% 4/1/50	9,110,000	6,165,990
6.125% 7/8/39	9,415,000	9,467,780

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,001,755
		71,428,700
Transportation — 0.43%
ERAC USA Finance 144A 5.625% 3/15/42 #	5,505,000	5,385,982
		5,385,982
Total Corporate Bonds (cost $1,304,179,707)		1,234,907,933

NQ- NO [0424] 0624 (3637131)    9

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds — 0.34%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	176,703	$ 171,423
Series A-1 4.00% 7/1/37	140,560	134,709
Series A-1 4.84% 7/1/24 ^	39,475	39,180
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	4,037,268	3,895,963
Total Municipal Bonds (cost $4,198,897)		4,241,275

Loan Agreements — 0.74%
Standard Industries 7.68% (SOFR01M + 2.36%) 9/22/28 •	9,314,614	9,348,090
Total Loan Agreements (cost $9,194,711)		9,348,090
	Number of shares
Convertible Preferred Stock — 0.08%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,049,036
Total Convertible Preferred Stock (cost $1,136,296)		1,049,036

Short-Term Investments — 0.28%
Money Market Mutual Funds — 0.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	892,930	892,930
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	892,930	892,930
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	892,930	892,930
10    NQ- NO [0424] 0624 (3637131)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	892,930	$ 892,931
Total Short-Term Investments (cost $3,571,720)		3,571,721
Total Value of Securities—99.42% (cost $1,325,832,666)		1,256,630,480

Receivables and Other Assets Net of Liabilities—0.58%		7,367,035
Net Assets Applicable to 85,172,675 Shares Outstanding—100.00%		$1,263,997,515
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $235,586,079, which represents 18.64% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ- NO [0424] 0624 (3637131)    11